Events after the reporting date (Details) $ / shares in Units, $ in Thousands							1 Months Ended	12 Months Ended
	Feb. 18, 2019 USD ($) $ / shares shares	Feb. 05, 2019 shares	Jan. 17, 2018 USD ($) $ / shares shares	Jun. 16, 2017 USD ($) $ / shares shares	Oct. 07, 2016 shares	Sep. 16, 2016 $ / shares shares	Oct. 07, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares issued in connection with a public offering (in shares) | shares			14,375,000	4,312,500	523,916	15,151,520
Date from which warrants are exercisable	61 days
Exercise price (in dollars per share) | $ / shares	$ 0.02
Ordinary share price (usd per share) | $ / shares			$ 1.60	$ 3.80		$ 1.65
Share issue related cost | $			$ 2,200	$ 1,500			$ 2,300	$ 2,160	$ 1,489	$ 2,296
Public equity offering proceeds, net of transaction costs paid | $								$ 20,841	$ 14,898	$ 23,569
Warrant expiration date range end	15 years
Granting of shares | Restricted share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards granted (in shares) | shares		12,000
Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Public equity offering proceeds, net of transaction costs paid | $	$ 8,400
Shares from board member | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares issued in connection with a public offering (in shares) | shares	9,392,986